Offerings - Offering: 1	May 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A shares, nominal value EUR 0.06 per share, underlying ADSs
Amount Registered | shares	34,836,725
Proposed Maximum Offering Price per Unit	0.562
Maximum Aggregate Offering Price	$ 19,578,239.45
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,703.75
Offering Note	The Class A shares may be represented by the Registrants American Depositary Shares, or ADSs. Each ADS represents five (5) Class A shares. The Registrants ADSs issuable upon deposit of the Class A shares registered hereby have been registered pursuant to a separate registration statement on Form F-6 filed on November 17, 2023 (File No. 333-214914). The Amount Registered consists of 34,836,725 Class A shares underlying ADSs that will become available for issuance under the Registrants Amended and Restated 2016 Omnibus Incentive Plan (the Plan), subject to shareholder approval of the first amendment to the Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), this registration statement on Form S-8 shall also cover such indeterminate number of additional shares as may become issuable under the Plan in connection with any adjustment or anti-dilution provision of the Plan. The proposed maximum offering price per Class A share is estimated solely for the purposes of calculating the registration fee under Rule 457(c) and Rule 457(h) under the Securities Act. The per share price is calculated by dividing USD 2.81 per ADS, the average of the high and low sale prices per share of the ADSs on the Nasdaq Global Select Market on April 30, 2026, which date is within five business days prior to the filing of this registration statement, by five (5), the number of Class A shares underlying each ADS. The Class A shares only trade on Nasdaq in ADS form.